Meridian Hedged Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks - 93.6%
Communication Services - 12.9%
Diversified Telecommunication Services - 3.0%
Comcast Corp. Class A1	24,000	$689,040
GCI Liberty, Inc. Class C2	910	33,861
Verizon Communications, Inc.	5,892	295,778
		1,018,679
Entertainment - 6.1%
Electronic Arts, Inc.[1]	7,100	1,447,477
Madison Square Garden Entertainment Corp.[2]	4,977	293,195
Walt Disney Co. (The)	3,546	341,765
		2,082,437
Interactive Media & Services - 2.2%
Match Group, Inc.[1]	24,000	737,040
Media - 1.6%
Liberty Broadband Corp. Class C2	4,553	229,016
Sirius XM Holdings, Inc.[3]	11,515	265,766
Versant Media Group, Inc.[2]	960	35,539
		530,321
Total Communication Services		4,368,477
Consumer Discretionary - 16.4%
Broadline Retail - 2.5%
Amazon.com, Inc.[2]	4,125	859,114
Hotels, Restaurants & Leisure - 12.3%
Chipotle Mexican Grill, Inc.[1,2]	23,600	755,436
DraftKings, Inc. Class A1,2	66,700	1,442,054
MGM Resorts International[1,2]	52,800	1,954,128
		4,151,618
Specialty Retail - 1.1%
Home Depot, Inc. (The)	1,148	377,566
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	3,025	159,780
Total Consumer Discretionary		5,548,078
Consumer Staples - 4.2%
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	473	471,311
Target Corp.	2,234	270,761
		742,072
Personal Care Products - 2.0%
Kenvue, Inc.[1]	39,412	679,463
Total Consumer Staples		1,421,535
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	3,310	684,839
	Shares	Value
Phillips 66[1]	4,900	$892,682
Total Energy		1,577,521
Financials - 13.4%
Banks - 3.3%
JPMorgan Chase & Co.	2,000	588,320
U.S. Bancorp	9,777	508,502
		1,096,822
Capital Markets - 6.4%
Brookfield Asset Management Ltd. Class A (Canada)[1]	28,300	1,257,935
Intercontinental Exchange, Inc.	4,398	691,717
S&P Global, Inc.	490	208,417
		2,158,069
Financial Services - 3.7%
PayPal Holdings, Inc.[1]	14,660	663,072
Visa, Inc. Class A	1,955	590,879
		1,253,951
Total Financials		4,508,842
Health Care - 7.3%
Life Sciences Tools & Services - 3.9%
Danaher Corp.[1]	6,825	1,294,020
Pharmaceuticals - 3.4%
Johnson & Johnson	2,215	541,435
Royalty Pharma Plc Class A	12,759	612,049
		1,153,484
Total Health Care		2,447,504
Industrials - 8.9%
Air Freight & Logistics - 4.0%
FedEx Corp.[1]	3,800	1,353,484
Commercial Services & Supplies - 4.9%
ACV Auctions, Inc. Class A2	53,594	227,238
GEO Group, Inc. (The)[1,2]	40,800	685,848
GFL Environmental, Inc.	17,526	731,185
		1,644,271
Total Industrials		2,997,755
Information Technology - 18.2%
Semiconductors & Semiconductor Equipment - 2.3%
GLOBALFOUNDRIES, Inc.[2]	4,200	186,816
NVIDIA Corp.	2,530	441,232
QUALCOMM, Inc.	1,300	167,414
		795,462
Software - 15.8%
Aurora Innovation, Inc.[1,2]	236,400	973,968
Clear Secure, Inc. Class A1	28,300	1,370,003
Crowdstrike Holdings, Inc. Class A1,2	3,800	1,483,558
Microsoft Corp.	1,513	560,067

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
ServiceNow, Inc.[1,2]	7,500	$784,125
Workday, Inc. Class A1,2	1,300	168,896
		5,340,617
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	88	22,334
Total Information Technology		6,158,413
Materials - 1.7%
Chemicals - 1.7%
International Flavors & Fragrances, Inc.[1]	7,800	565,890
Total Materials		565,890
Real Estate - 3.4%
Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[2,3]	1,361	29,234
Specialized REITs - 3.3%
American Tower Corp.	2,096	361,728
Equinix, Inc.	772	756,745
		1,118,473
Total Real Estate		1,147,707
Utilities - 2.5%
Electric Utilities - 1.6%
Entergy Corp.	4,787	537,867
Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	2,047	307,726
Total Utilities		845,593
Total Common Stocks - 93.6% (Cost $28,994,039)		31,587,315
	Shares/ Principal Amount	Value
Short-Term Investments - 20.8%
Money Market Funds - 20.8%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.56% [4]	6,998,714	$6,998,714
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.58% [4,5]	10,750	10,750
Total Money Market Funds (Cost $7,009,464)		7,009,464
Total Short-Term Investments - 20.8% (Cost $7,009,464)		7,009,464
Total Investments - 114.4% (Cost $36,003,503)		38,596,779
Liabilities in Excess of Other Assets - (14.4)%		(4,853,157)
Net Assets - 100.0%		$33,743,622
Value
Call Options Written - (14.4)%
Total Call Options Written - (14.4)% (Premium received $(5,755,601))	$(4,845,594)

Plc—Public Limited Company
[1]	Securities, or a portion thereof, with a value of $16,984,365 were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at March 31, 2026. Total value of such securities at period-end amounts to $295,000 and represents 0.87% of net assets.
[4]	The rate shown is the 7-Day SEC yield as of March 31, 2026.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
GEO Group, Inc. (The)	$18.00	4/17/26	125	$210,125	$(121,773)	$(6,500)
Danaher Corp.	200.00	6/18/26	48	910,080	(218,176)	(35,520)
International Flavors & Fragrances, Inc.	65.00	6/18/26	78	565,890	(133,033)	(83,460)
PayPal Holdings, Inc.	60.00	6/18/26	115	520,145	(298,405)	(5,175)
Kenvue, Inc.	18.00	9/18/26	240	413,760	(120,171)	(14,640)
Crowdstrike Holdings, Inc. Class A	280.00	12/18/26	38	1,483,558	(532,818)	(535,800)
MGM Resorts International	40.00	12/18/26	144	532,944	(221,620)	(69,840)
ServiceNow, Inc.	78.00	12/18/26	75	784,125	(248,538)	(285,750)
Aurora Innovation, Inc.	3.00	1/15/27	2,364	973,968	(527,825)	(354,600)
Brookfield Asset Management Ltd. Class A	40.00	1/15/27	283	1,257,935	(320,228)	(263,190)
Clear Secure, Inc. Class A	24.73	1/15/27	283	1,370,003	(312,847)	(781,080)
Comcast Corp. Class A	30.00	1/15/27	240	689,040	(184,582)	(102,000)
DraftKings, Inc. Class A	17.50	1/15/27	283	611,846	(331,949)	(202,345)
DraftKings, Inc. Class A	20.00	1/15/27	384	830,208	(586,348)	(225,792)
Electronic Arts, Inc.	115.00	1/15/27	71	1,447,477	(234,788)	(653,200)
GEO Group, Inc. (The)	12.00	1/15/27	283	475,723	(167,328)	(181,120)
Match Group, Inc.	25.00	1/15/27	240	737,040	(296,663)	(183,600)
Phillips 66	110.00	1/15/27	49	892,682	(143,999)	(371,420)
Chipotle Mexican Grill, Inc.	32.50	6/17/27	236	755,436	(284,429)	(155,524)
FedEx Corp.	300.00	6/17/27	38	1,353,484	(363,560)	(311,638)
Workday, Inc. Class A	175.00	6/17/27	13	168,896	(106,521)	(23,400)
				Total	$(5,755,601)	$(4,845,594)

Meridian Funds	3	www.arrowmarkpartners.com/meridian/